RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Interest income	¥ 10,832	$ 1,526	¥ 10,021	¥ 5,894
Interest expense to:	165,669	23,334	120,357	73,789
Related party
RELATED PARTY TRANSACTIONS
Loan to:	200	28	16,800	142,895
Interest income	6,813	960	6,961	3,447
Loan from:	22,150	3,120	220,369	24,432
Interest expense to:	14,308	2,015	16,790	13,532
Repayment to:	61,777	8,701	82,915	80,886
Repayment from:	0	0	0	2,430
Related party | JYADK
RELATED PARTY TRANSACTIONS
Interest income	0	0	0	650
Repayment from:	0	0	0	2,430
Related party | Guangdong Proton International Hospital Management Co., Ltd
RELATED PARTY TRANSACTIONS
Loan to:	200	28	16,800	142,895
Interest income	6,813	960	6,961	2,797
Related party | Cherrylane Investment Limited
RELATED PARTY TRANSACTIONS
Loan from:	0	0	0	15,932
Interest expense to:	423	60	1,334	554
Repayment to:	19,710	2,776	0	3,824
Related party | Zhejiang Marine Leasing Ltd
RELATED PARTY TRANSACTIONS
Loan from:	4,400	620	220,369	8,500
Interest expense to:	13,683	1,927	15,456	12,978
Repayment to:	32,127	4,525	82,915	77,062
Related party | Morgancreek investment Holdings Limited
RELATED PARTY TRANSACTIONS
Loan from:	17,750	2,500	0	0
Interest expense to:	202	28	0	0
Repayment to:	¥ 9,940	$ 1,400	¥ 0	¥ 0